Note 18. Stockholders' Equity (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Risk-free interest rate	1.30%	1.00%	0.80%
Expected stock price volatility	65.10%	62.80%	68.10%
Expected term until exercise (years)	4 years	4 years	4 years
Expected dividends	0.00%	0.00%	0.00%